REVENUES - Geographic Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Revenues	$ 3,668	$ 3,666	$ 2,503
Brazil
Disclosure of geographical areas [line items]
Revenues	1,433	1,359	1,483
United Kingdom
Disclosure of geographical areas [line items]
Revenues	868	746	635
United States
Disclosure of geographical areas [line items]
Revenues	40	41	12
France
Disclosure of geographical areas [line items]
Revenues	263	307	70
Switzerland
Disclosure of geographical areas [line items]
Revenues	294	311	71
Singapore
Disclosure of geographical areas [line items]
Revenues	287	318	54
China
Disclosure of geographical areas [line items]
Revenues	109	124	51
Denmark
Disclosure of geographical areas [line items]
Revenues	157	179	40
Hong Kong
Disclosure of geographical areas [line items]
Revenues	68	88	17
Germany
Disclosure of geographical areas [line items]
Revenues	37	46	12
Other
Disclosure of geographical areas [line items]
Revenues	$ 112	$ 147	$ 58